Note 8 - Financial Instruments (Details Textual) - CAD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Aug. 22, 2018	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Dec. 31, 2018	Aug. 21, 2018
Statement Line Items [Line Items]
Number of shares under share swap agreement					2,500,000
Value of shares under share swap agreement	$ 23,803					$ 33,803
Cash payments for futures contracts, forward contracts, option contracts and swap contracts, classified as financing activities	$ 10,000
Foreign exchange basis curve length		5 years
Adjustment to mid-market consensus price, significant unobservable inputs, liabilities		5.00%
Not later than one year [member] | Bottom of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged		50.00%
Not later than one year [member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged		100.00%
Later than one year and not later than two years [member] | Bottom of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged		0.00%
Later than one year and not later than two years [member] | Top of range [member]
Statement Line Items [Line Items]
Percentage of forecasted cash flows hedged		50.00%
Equity investments [member]
Statement Line Items [Line Items]
Financial assets, at fair value		$ 36,815		$ 36,900
Long-term debt [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value		$ 774,900		$ 740,600
Senior unsecured 8.75% term loan [member]
Statement Line Items [Line Items]
Borrowings, interest rate		8.75%
Senior subordinated 6.75% convertible debentures [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value		$ 100,000
Borrowings, interest rate		6.75%
The 6.75% convertible bonds [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value		$ 160,000
Borrowings, interest rate		6.75%
The 6.5% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate		6.50%
Subordinated unsecured 5.75% convertible debentures [member]
Statement Line Items [Line Items]
Borrowings, interest rate		5.75%
Commodity price risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, impact on profit or loss before taxes		$ 191,367
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent		10.00%
Sensitivity analysis for types of market risk, reasonably possible increase in risk variable, impact on profit or loss before taxes		$ 192,662
Currency risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent				5.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on profit or loss				$ 15,400
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on other comprehensive income (loss)				$ 13,500
Interest rate risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent				1.00%
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on profit or loss before taxes		606	$ 361
Credit risk [member]
Statement Line Items [Line Items]
Risk exposure associated with instruments sharing characteristic		102,209	$ 213,268
Supplier risk [member]
Statement Line Items [Line Items]
Financial assets, at fair value		8,246		$ 4,999
Level 3 of fair value hierarchy [member] | Equity investments [member]
Statement Line Items [Line Items]
Financial assets, at fair value		32,889
Level 3 of fair value hierarchy [member] | Commodity price risk [member]
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk, reasonably possible decrease in risk variable, impact on profit or loss before taxes		$ (3)